Financial Risk Management (Details)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 Foreign Exchange Risk [Member] CAD	Dec. 31, 2013 Foreign Exchange Risk [Member] CAD	Dec. 31, 2012 Foreign Exchange Risk [Member] CAD
Concentration Risk [Line Items]
Trade payables		136,825	95,835	359,088
Cash	$ 264,352	65,513	75,474	17,873